Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers	$ 0	$ 1,637
Valuation allowance	$ 282,899	$ 789
Statutory tax rate percentage	21.00%	21.00%